Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
High Income Portfolio
September 30, 2022
VIPHI-NPRT3-1122
1.808795.118
Corporate Bonds - 86.5%
	Principal Amount (a)	Value ($)
Convertible Bonds - 2.2%
Broadcasting - 0.9%
DISH Network Corp.:
2.375% 3/15/24	2,594,000	2,313,848
3.375% 8/15/26	5,428,000	3,734,464
		6,048,312
Energy - 1.3%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	649,253	3,433,250
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,120,884	5,927,235
		9,360,485
TOTAL CONVERTIBLE BONDS		15,408,797
Nonconvertible Bonds - 84.3%
Aerospace - 3.6%
ATI, Inc.:
4.875% 10/1/29	250,000	207,568
5.875% 12/1/27	4,140,000	3,768,849
Bombardier, Inc. 7.875% 4/15/27 (d)	3,515,000	3,233,800
BWX Technologies, Inc. 4.125% 6/30/28 (d)	2,565,000	2,240,220
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	485,000	354,894
4.625% 3/1/28 (d)	1,980,000	1,615,519
Moog, Inc. 4.25% 12/15/27 (d)	585,000	518,012
TransDigm, Inc.:
4.625% 1/15/29	855,000	688,301
5.5% 11/15/27	9,310,000	8,076,425
6.25% 3/15/26 (d)	3,050,000	2,958,500
7.5% 3/15/27	425,000	404,600
8% 12/15/25 (d)	1,425,000	1,445,249
		25,511,937
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	740,000	694,986
Automotive & Auto Parts - 0.3%
Ford Motor Credit Co. LLC:
2.9% 2/10/29	1,555,000	1,177,913
3.815% 11/2/27	925,000	777,000
		1,954,913
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	560,000	481,600
Broadcasting - 1.1%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	5,215,000	1,038,046
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)	990,000	711,503
Sirius XM Radio, Inc. 4% 7/15/28 (d)	2,920,000	2,483,694
TEGNA, Inc.:
4.625% 3/15/28	1,100,000	1,015,578
5% 9/15/29	425,000	391,230
Univision Communications, Inc.:
4.5% 5/1/29 (d)	1,265,000	1,031,570
6.625% 6/1/27 (d)	890,000	839,904
		7,511,525
Building Materials - 0.6%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	2,180,000	2,004,815
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	1,270,000	974,261
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	780,000	670,012
6% 12/1/29 (d)	715,000	570,227
		4,219,315
Cable/Satellite TV - 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	2,925,000	2,243,592
4.5% 8/15/30 (d)	1,750,000	1,383,970
4.5% 5/1/32	2,190,000	1,670,247
4.5% 6/1/33 (d)	1,870,000	1,381,500
5% 2/1/28 (d)	905,000	780,345
5.125% 5/1/27 (d)	4,000,000	3,610,000
5.375% 6/1/29 (d)	4,040,000	3,536,293
CSC Holdings LLC:
3.375% 2/15/31 (d)	2,500,000	1,762,500
4.125% 12/1/30 (d)	795,000	594,024
4.5% 11/15/31 (d)	345,000	259,157
4.625% 12/1/30 (d)	4,050,000	2,754,000
5.25% 6/1/24	1,630,000	1,507,750
5.375% 2/1/28 (d)	2,720,000	2,373,200
5.75% 1/15/30 (d)	1,940,000	1,378,884
7.5% 4/1/28 (d)	1,270,000	1,036,282
Dolya Holdco 18 DAC 5% 7/15/28 (d)	950,000	768,313
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	815,000	668,487
6.5% 9/15/28 (d)	4,380,000	3,055,050
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	3,000,000	2,601,810
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	185,000	132,275
Ziggo BV 4.875% 1/15/30 (d)	990,000	782,100
		34,279,779
Capital Goods - 0.9%
Mueller Water Products, Inc. 4% 6/15/29 (d)	1,110,000	944,621
Vertical Holdco GmbH 7.625% 7/15/28 (d)	1,315,000	1,101,313
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	4,830,000	4,106,514
		6,152,448
Chemicals - 3.8%
CVR Partners LP 6.125% 6/15/28 (d)	1,179,000	1,026,852
Element Solutions, Inc. 3.875% 9/1/28 (d)	1,465,000	1,179,618
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	2,590,000	2,272,855
7% 12/31/27 (d)	260,000	198,900
LSB Industries, Inc. 6.25% 10/15/28 (d)	2,345,000	2,012,069
Methanex Corp.:
5.125% 10/15/27	2,855,000	2,398,200
5.65% 12/1/44	1,257,000	842,190
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	1,135,000	880,916
4.875% 6/1/24 (d)	2,000,000	1,879,240
5% 5/1/25 (d)	530,000	474,859
5.25% 6/1/27 (d)	3,100,000	2,635,000
Nufarm Australia Ltd. 5% 1/27/30 (d)	1,480,000	1,231,390
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	1,180,000	907,125
6.25% 10/1/29 (d)	1,250,000	856,250
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	905,000	699,113
The Chemours Co. LLC:
4.625% 11/15/29 (d)	1,075,000	798,209
5.375% 5/15/27	2,147,000	1,868,706
5.75% 11/15/28 (d)	4,510,000	3,688,819
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	1,800,000	1,350,000
		27,200,311
Consumer Products - 0.8%
Mattel, Inc.:
3.375% 4/1/26 (d)	1,865,000	1,664,397
3.75% 4/1/29 (d)	2,010,000	1,689,998
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	810,000	568,604
7.875% 5/1/29 (d)	620,000	357,976
Nordstrom, Inc.:
4.25% 8/1/31	950,000	650,750
4.375% 4/1/30	635,000	464,585
		5,396,310
Containers - 0.9%
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	500,000	412,656
Sealed Air Corp. 5% 4/15/29 (d)	1,265,000	1,129,013
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	2,845,000	2,544,644
8.5% 8/15/27 (d)	2,470,000	2,180,547
		6,266,860
Diversified Financial Services - 3.8%
Altus Midstream LP 5.875% 6/15/30 (d)	890,000	814,937
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	2,595,000	1,623,056
3.625% 10/1/31 (d)	2,875,000	1,594,061
Hightower Holding LLC 6.75% 4/15/29 (d)	1,250,000	1,019,732
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	1,860,000	1,497,077
5.25% 5/15/27	10,205,000	8,954,888
6.25% 5/15/26	4,405,000	4,093,234
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)	820,000	613,893
OneMain Finance Corp.:
3.5% 1/15/27	1,905,000	1,483,943
3.875% 9/15/28	3,375,000	2,484,878
7.125% 3/15/26	2,750,000	2,479,869
		26,659,568
Diversified Media - 1.1%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	4,725,000	3,740,594
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	1,110,000	1,105,088
5.625% 10/1/28 (d)	1,850,000	1,836,176
5.875% 10/1/30 (d)	910,000	906,237
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	655,000	500,397
		8,088,492
Energy - 12.7%
Apache Corp. 4.25% 1/15/30	445,000	389,153
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,480,000	1,246,049
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	3,930,000	3,668,701
CNX Resources Corp.:
7.25% 3/14/27 (d)	101,000	98,235
7.375% 1/15/31 (d)	385,000	376,559
Colgate Energy Partners III LLC:
5.875% 7/1/29 (d)	1,800,000	1,606,500
7.75% 2/15/26 (d)	540,000	530,025
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	2,015,000	1,754,974
6.75% 3/1/29 (d)	2,390,000	2,204,315
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	5,198,000	4,704,190
5.75% 4/1/25	3,627,000	3,441,733
6% 2/1/29 (d)	2,560,000	2,291,200
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)	575,000	507,327
5.625% 10/15/25 (d)	130,000	124,458
CVR Energy, Inc.:
5.25% 2/15/25 (d)	2,461,000	2,215,195
5.75% 2/15/28 (d)	1,654,000	1,412,832
Delek Logistics Partners LP 7.125% 6/1/28 (d)	2,780,000	2,441,785
DT Midstream, Inc. 4.125% 6/15/29 (d)	935,000	790,075
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	285,000	271,069
EnLink Midstream LLC 5.625% 1/15/28 (d)	395,000	369,325
EQM Midstream Partners LP:
6% 7/1/25 (d)	85,000	78,594
6.5% 7/1/27 (d)	1,870,000	1,728,045
7.5% 6/1/27 (d)	410,000	390,779
7.5% 6/1/30 (d)	410,000	387,438
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	1,285,000	1,156,500
Harvest Midstream I LP 7.5% 9/1/28 (d)	645,000	602,854
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	635,000	512,763
5.125% 6/15/28 (d)	2,465,000	2,158,440
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	445,000	389,048
6.25% 11/1/28 (d)	445,000	410,593
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	1,350,000	1,189,337
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)	5,722,000	1
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	7,755,000	7,164,845
6.75% 9/15/25 (d)	8,585,000	8,131,712
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	2,460,000	2,188,441
Occidental Petroleum Corp.:
5.5% 12/1/25	1,100,000	1,105,500
5.875% 9/1/25	2,745,000	2,753,304
6.625% 9/1/30	1,100,000	1,116,610
7.5% 5/1/31	1,440,000	1,504,800
7.875% 9/15/31	375,000	400,313
8% 7/15/25	1,650,000	1,749,000
8.5% 7/15/27	1,100,000	1,177,220
8.875% 7/15/30	1,270,000	1,413,891
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	250,000	205,226
4.95% 7/15/29 (d)	1,010,000	866,373
6.875% 4/15/40 (d)	385,000	313,371
SM Energy Co. 5.625% 6/1/25	1,165,000	1,118,400
Southwestern Energy Co. 4.75% 2/1/32	925,000	775,243
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	620,000	514,321
5.875% 3/15/28	500,000	453,722
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	670,000	553,326
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	2,252,000	1,922,206
6% 3/1/27 (d)	4,115,000	3,733,375
6% 12/31/30 (d)	4,840,000	4,114,532
6% 9/1/31 (d)	2,100,000	1,774,500
7.5% 10/1/25 (d)	770,000	756,525
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	645,925	608,209
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	135,000	130,950
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	333,200	311,542
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	520,625	476,372
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	148,500	139,590
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	818,343	793,793
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	1,220,000	1,046,614
4.125% 8/15/31 (d)	1,205,000	999,511
		89,761,429
Environmental - 1.3%
Covanta Holding Corp. 4.875% 12/1/29 (d)	985,000	796,136
Darling Ingredients, Inc. 6% 6/15/30 (d)	510,000	485,362
Madison IAQ LLC:
4.125% 6/30/28 (d)	2,380,000	1,911,601
5.875% 6/30/29 (d)	5,735,000	3,994,772
Stericycle, Inc.:
3.875% 1/15/29 (d)	1,625,000	1,345,703
5.375% 7/15/24 (d)	325,000	312,432
		8,846,006
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	4,942,000	3,983,252
4.875% 2/15/30 (d)	1,430,000	1,209,794
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	2,715,000	1,805,475
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	395,000	317,454
		7,315,975
Food/Beverage/Tobacco - 2.0%
C&S Group Enterprises LLC 5% 12/15/28 (d)	3,700,000	2,735,005
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (d)	345,000	318,694
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	2,730,000	2,310,235
Performance Food Group, Inc. 5.5% 10/15/27 (d)	125,000	113,604
Post Holdings, Inc. 4.625% 4/15/30 (d)	1,125,000	923,906
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	2,945,000	2,395,554
TreeHouse Foods, Inc. 4% 9/1/28	480,000	381,396
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	4,605,000	3,522,226
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	475,000	393,065
4.75% 2/15/29 (d)	1,285,000	1,099,960
		14,193,645
Gaming - 2.5%
Affinity Gaming LLC 6.875% 12/15/27 (d)	2,425,000	1,976,860
Caesars Entertainment, Inc. 8.125% 7/1/27 (d)	6,925,000	6,613,964
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	2,555,000	1,940,433
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	3,070,000	3,027,481
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	555,000	474,865
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	1,590,000	1,100,662
5.875% 9/1/31 (d)	750,000	506,250
Station Casinos LLC 4.5% 2/15/28 (d)	750,000	615,575
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	1,935,000	1,703,187
		17,959,277
Healthcare - 8.5%
180 Medical, Inc. 3.875% 10/15/29 (d)	1,305,000	1,081,153
AMN Healthcare 4% 4/15/29 (d)	1,880,000	1,584,107
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	1,930,000	1,567,546
4.625% 7/15/28 (d)	998,000	888,165
Bausch Health Companies, Inc.:
5% 1/30/28 (d)	1,420,000	522,858
7% 1/15/28 (d)	2,335,000	889,542
Cano Health, Inc. 6.25% 10/1/28 (d)	1,100,000	1,039,071
Catalent Pharma Solutions 3.5% 4/1/30 (d)	2,470,000	1,943,198
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	660,000	548,995
4.25% 5/1/28 (d)	290,000	252,552
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	2,065,000	1,388,713
5.25% 5/15/30 (d)	2,210,000	1,538,713
5.625% 3/15/27 (d)	3,150,000	2,424,555
6% 1/15/29 (d)	1,430,000	1,051,031
6.125% 4/1/30 (d)	1,680,000	792,288
6.875% 4/15/29 (d)	2,095,000	1,011,963
8% 3/15/26 (d)	745,000	645,012
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	1,200,000	987,000
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	510,000	363,375
4.625% 6/1/30 (d)	4,695,000	3,632,756
Embecta Corp. 5% 2/15/30 (d)	620,000	532,165
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	1,780,000	1,374,567
HealthEquity, Inc. 4.5% 10/1/29 (d)	3,090,000	2,610,247
Hologic, Inc.:
3.25% 2/15/29 (d)	2,030,000	1,660,109
4.625% 2/1/28 (d)	395,000	364,388
Jazz Securities DAC 4.375% 1/15/29 (d)	2,625,000	2,267,344
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)	450,000	355,757
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	450,000	365,625
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	855,000	717,576
Option Care Health, Inc. 4.375% 10/31/29 (d)	1,910,000	1,613,950
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	4,265,000	3,646,575
5.125% 4/30/31 (d)	730,000	597,987
Owens & Minor, Inc. 4.5% 3/31/29 (d)	585,000	459,298
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)	1,290,000	1,069,093
Radiology Partners, Inc. 9.25% 2/1/28 (d)	1,756,000	1,144,711
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	3,120,000	2,578,368
Teleflex, Inc. 4.25% 6/1/28 (d)	535,000	465,327
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	2,345,000	1,942,246
4.375% 1/15/30 (d)	2,160,000	1,802,952
4.625% 6/15/28 (d)	1,750,000	1,529,441
6.125% 10/1/28 (d)	6,535,000	5,725,240
6.125% 6/15/30 (d)	1,640,000	1,502,240
6.25% 2/1/27 (d)	1,195,000	1,115,114
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)	670,000	284,750
		59,877,663
Homebuilders/Real Estate - 3.9%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	565,000	410,220
Howard Hughes Corp.:
4.125% 2/1/29 (d)	775,000	598,688
4.375% 2/1/31 (d)	775,000	556,686
Kennedy-Wilson, Inc. 4.75% 2/1/30	2,880,000	2,136,096
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	950,000	764,342
5% 10/15/27	6,800,000	5,876,900
Railworks Holdings LP 8.25% 11/15/28 (d)	1,660,000	1,544,311
TopBuild Corp. 4.125% 2/15/32 (d)	2,135,000	1,625,785
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	5,020,000	3,965,649
6.5% 2/15/29 (d)	14,955,000	10,022,945
		27,501,622
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	2,175,000	1,665,830
3.75% 5/1/29 (d)	295,000	243,605
4% 5/1/31 (d)	1,055,000	852,788
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	1,060,000	931,767
		3,693,990
Insurance - 0.7%
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (d)	2,775,000	2,370,343
AmWINS Group, Inc. 4.875% 6/30/29 (d)	2,535,000	2,104,208
AssuredPartners, Inc. 5.625% 1/15/29 (d)	795,000	617,894
		5,092,445
Leisure - 2.8%
Carnival Corp.:
5.75% 3/1/27 (d)	3,850,000	2,695,000
6% 5/1/29 (d)	3,190,000	2,153,250
6.65% 1/15/28	175,000	115,992
7.625% 3/1/26 (d)	4,445,000	3,438,141
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)	825,000	568,796
NCL Corp. Ltd.:
3.625% 12/15/24 (d)	2,225,000	1,875,518
5.875% 3/15/26 (d)	525,000	399,389
7.75% 2/15/29 (d)	1,120,000	845,264
NCL Finance Ltd. 6.125% 3/15/28 (d)	370,000	272,866
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	2,390,000	1,758,450
5.375% 7/15/27 (d)	875,000	643,598
5.5% 8/31/26 (d)	2,375,000	1,816,875
5.5% 4/1/28 (d)	2,785,000	1,951,282
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	370,000	287,675
Voc Escrow Ltd. 5% 2/15/28 (d)	850,000	691,356
		19,513,452
Metals/Mining - 0.9%
Eldorado Gold Corp. 6.25% 9/1/29 (d)	350,000	266,000
ERO Copper Corp. 6.5% 2/15/30 (d)	2,755,000	2,067,972
First Quantum Minerals Ltd. 6.875% 10/15/27 (d)	2,238,000	2,014,200
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	500,000	415,690
Mineral Resources Ltd. 8.5% 5/1/30 (d)	790,000	763,456
PMHC II, Inc. 9% 2/15/30 (d)	1,185,000	771,076
		6,298,394
Paper - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (d)	680,000	499,800
6% 6/15/27 (d)	1,155,000	1,087,668
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)	455,000	414,023
Glatfelter Corp. 4.75% 11/15/29 (d)	810,000	465,750
SPA Holdings 3 OY 4.875% 2/4/28 (d)	2,600,000	2,065,317
		4,532,558
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (d)	940,000	824,850
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	3,050,000	2,471,114
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	1,425,000	1,122,302
Garden SpinCo Corp. 8.625% 7/20/30 (d)	335,000	346,099
Yum! Brands, Inc. 4.625% 1/31/32	1,985,000	1,656,020
		3,124,421
Services - 5.4%
ADT Corp. 4.125% 8/1/29 (d)	895,000	742,850
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	2,241,000	2,016,900
APX Group, Inc. 6.75% 2/15/27 (d)	837,000	781,899
ASGN, Inc. 4.625% 5/15/28 (d)	1,310,000	1,127,322
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	2,713,000	2,333,894
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	5,130,000	3,706,425
CoreCivic, Inc.:
4.75% 10/15/27	2,485,000	1,999,075
8.25% 4/15/26	5,160,000	5,137,115
Fair Isaac Corp. 4% 6/15/28 (d)	1,155,000	984,152
Gartner, Inc.:
3.625% 6/15/29 (d)	575,000	478,688
3.75% 10/1/30 (d)	205,000	167,822
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	3,535,000	3,298,155
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	3,680,000	3,151,294
PowerTeam Services LLC 9.033% 12/4/25 (d)	490,000	394,450
Service Corp. International:
4% 5/15/31	960,000	773,088
5.125% 6/1/29	1,420,000	1,290,468
Sotheby's 7.375% 10/15/27 (d)	4,315,000	3,963,284
The GEO Group, Inc. 9.5% 12/31/28 (d)	1,315,000	1,216,360
TriNet Group, Inc. 3.5% 3/1/29 (d)	1,930,000	1,571,985
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	3,468,000	3,197,166
		38,332,392
Steel - 0.3%
Commercial Metals Co. 4.125% 1/15/30	940,000	771,755
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	1,715,000	1,446,585
		2,218,340
Super Retail - 1.4%
Bath & Body Works, Inc. 6.694% 1/15/27	375,000	350,570
Carvana Co.:
4.875% 9/1/29 (d)	745,000	363,188
5.5% 4/15/27 (d)	1,245,000	678,525
5.875% 10/1/28 (d)	310,000	157,203
10.25% 5/1/30 (d)	170,000	113,475
EG Global Finance PLC:
6.75% 2/7/25 (d)	2,170,000	1,957,383
8.5% 10/30/25 (d)	3,690,000	3,227,085
LBM Acquisition LLC 6.25% 1/15/29 (d)	1,295,000	877,363
Levi Strauss & Co. 3.5% 3/1/31 (d)	1,310,000	1,021,800
Wolverine World Wide, Inc. 4% 8/15/29 (d)	1,855,000	1,415,105
		10,161,697
Technology - 5.5%
Acuris Finance U.S. 5% 5/1/28 (d)	3,360,000	2,805,600
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	2,525,000	2,152,563
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	455,000	375,284
4.875% 7/1/29 (d)	460,000	360,180
Coherent Corp. 5% 12/15/29 (d)	1,990,000	1,646,128
CommScope, Inc.:
4.75% 9/1/29 (d)	825,000	672,920
6% 3/1/26 (d)	1,015,000	934,531
7.125% 7/1/28 (d)	1,455,000	1,123,129
8.25% 3/1/27 (d)	435,000	359,419
Elastic NV 4.125% 7/15/29 (d)	2,310,000	1,824,530
Entegris Escrow Corp.:
4.75% 4/15/29 (d)	1,290,000	1,136,264
5.95% 6/15/30 (d)	1,855,000	1,693,077
Gartner, Inc. 4.5% 7/1/28 (d)	1,470,000	1,314,474
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	3,323,000	2,708,245
MicroStrategy, Inc. 6.125% 6/15/28 (d)	2,735,000	2,253,503
onsemi 3.875% 9/1/28 (d)	1,115,000	953,840
Open Text Corp. 3.875% 12/1/29 (d)	2,540,000	1,956,384
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	1,695,000	1,120,819
5.375% 12/1/28 (d)	11,522,000	5,414,706
Roblox Corp. 3.875% 5/1/30 (d)	1,955,000	1,591,116
Sensata Technologies BV 4% 4/15/29 (d)	760,000	628,934
TTM Technologies, Inc. 4% 3/1/29 (d)	4,145,000	3,338,093
Twilio, Inc. 3.875% 3/15/31	730,000	573,030
Uber Technologies, Inc. 8% 11/1/26 (d)	2,220,000	2,216,492
		39,153,261
Telecommunications - 7.7%
Altice Financing SA:
5% 1/15/28 (d)	1,420,000	1,093,798
5.75% 8/15/29 (d)	6,895,000	5,276,192
Altice France Holding SA 6% 2/15/28 (d)	4,095,000	2,600,325
Altice France SA:
5.125% 1/15/29 (d)	5,090,000	3,755,074
5.125% 7/15/29 (d)	2,015,000	1,505,427
5.5% 1/15/28 (d)	1,615,000	1,278,902
5.5% 10/15/29 (d)	15,000	11,286
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	9,905,000	8,072,575
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	455,000	380,597
5.625% 9/15/28 (d)	360,000	288,000
Consolidated Communications, Inc. 5% 10/1/28 (d)	535,000	372,051
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	2,360,000	2,025,352
5.875% 10/15/27 (d)	940,000	842,456
5.875% 11/1/29	1,430,000	1,134,927
6% 1/15/30 (d)	1,240,000	974,175
8.75% 5/15/30 (d)	955,000	955,611
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	1,895,000	1,611,129
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	340,000	251,733
4.25% 7/1/28 (d)	3,590,000	2,800,236
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)	4,700,000	3,301,750
5.125% 12/15/26 (d)	1,310,000	1,127,137
Millicom International Cellular SA:
4.5% 4/27/31 (d)	2,275,000	1,632,313
5.125% 1/15/28 (d)	261,000	216,108
Sable International Finance Ltd. 5.75% 9/7/27 (d)	464,000	405,420
SBA Communications Corp. 3.125% 2/1/29	935,000	751,992
Telecom Italia Capital SA:
6% 9/30/34	1,185,000	883,086
7.2% 7/18/36	845,000	662,210
7.721% 6/4/38	235,000	187,490
Uniti Group, Inc. 6% 1/15/30 (d)	4,060,000	2,579,320
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)	690,000	538,511
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	415,000	313,732
Windstream Escrow LLC 7.75% 8/15/28 (d)	5,460,000	4,524,369
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	1,600,000	1,283,920
6.125% 3/1/28 (d)	1,020,000	715,608
		54,352,812
Textiles/Apparel - 0.3%
Foot Locker, Inc. 4% 10/1/29 (d)	2,065,000	1,599,439
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	335,000	266,904
		1,866,343
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25 (d)	1,025,000	976,313
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	595,000	458,505
Seaspan Corp. 5.5% 8/1/29 (d)	3,290,000	2,533,518
		3,968,336
Utilities - 3.0%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	1,005,000	798,249
4.75% 3/15/28 (d)	585,000	520,884
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,282,000	1,167,299
InterGen NV 7% 6/30/23 (d)	4,960,000	4,823,600
NRG Energy, Inc.:
3.375% 2/15/29 (d)	1,535,000	1,242,797
5.25% 6/15/29 (d)	1,405,000	1,229,375
PG&E Corp.:
5% 7/1/28	2,715,000	2,334,782
5.25% 7/1/30	4,455,000	3,793,254
Pike Corp. 5.5% 9/1/28 (d)	4,985,000	4,037,850
Vistra Operations Co. LLC 5.625% 2/15/27 (d)	1,455,000	1,362,244
		21,310,334
TOTAL NONCONVERTIBLE BONDS		596,788,400
TOTAL CORPORATE BONDS (Cost $742,555,516)		612,197,197

Common Stocks - 1.8%
	Shares	Value ($)
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (f)	59,900	349,217
Energy - 1.4%
California Resources Corp. warrants 10/27/24 (f)	1,768	18,387
Jonah Energy Parent LLC (c)(f)	58,499	2,920,270
Mesquite Energy, Inc. (c)(f)	82,533	4,080,420
New Fortress Energy, Inc.	32,000	1,398,720
Pioneer Natural Resources Co.	6,000	1,299,180
TOTAL ENERGY		9,716,977
Gaming - 0.1%
Caesars Entertainment, Inc. (f)	32,100	1,035,546
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (c)(f)	1	35,011
GTT Communications, Inc. rights (c)(f)	92,208	92,208
TOTAL TELECOMMUNICATIONS		127,219
Utilities - 0.2%
EQT Corp.	39,000	1,589,250
TOTAL COMMON STOCKS (Cost $10,616,767)		12,818,209

Bank Loan Obligations - 6.2%
	Principal Amount (a)	Value ($)
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 10.6955% 5/25/26 (g)(h)(i)	1,134,260	1,084,636
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.9455% 8/24/26 (g)(h)(i)	2,557,493	487,740
TOTAL BROADCASTING		1,572,376
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3247% 5/17/28 (g)(h)(i)	1,257,268	922,873
Chemicals - 0.5%
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3633% 5/7/25 (c)(g)(h)(i)	1,496,182	1,428,854
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8/3/29 (h)(i)	1,230,000	1,122,375
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 11/9/28 (g)(h)(i)	1,463,938	1,332,183
TOTAL CHEMICALS		3,883,412
Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (g)(h)(i)	1,388,209	1,291,909
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 7.6741% 2/6/25 (g)(h)(i)	935,309	870,427
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(h)(i)	1,525,908	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(h)(i)	658,000	0
TOTAL ENERGY		2,162,336
Gaming - 0.4%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.0341% 1/27/29 (g)(h)(i)	2,819,064	2,610,566
Healthcare - 0.5%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.4639% 12/13/26 (g)(h)(i)	74,430	69,840
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (g)(h)(i)	4,003,872	3,806,681
TOTAL HEALTHCARE		3,876,521
Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.7663% 4/25/25 (g)(h)(i)	1,377,503	1,322,692
Leisure - 0.4%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.484% 7/21/28 (g)(h)(i)	3,400,307	3,227,470
Paper - 0.2%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 7.3091% 4/13/29 (g)(h)(i)	1,226,925	1,155,530
Services - 0.9%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.1341% 12/20/29 (g)(h)(i)	75,000	70,313
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.6341% 12/21/28 (g)(h)(i)	344,138	328,507
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 8.8653% 12/10/29 (g)(h)(i)	130,000	112,532
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 12/10/28 (g)(h)(i)	1,295,212	1,192,891
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9468% 6/21/24 (g)(h)(i)	3,381,806	2,935,002
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (g)(h)(i)	1,751,089	1,531,835
TOTAL SERVICES		6,171,080
Super Retail - 0.6%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 3/5/28 (g)(h)(i)	1,557,136	1,434,901
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (g)(h)(i)	3,195,810	2,781,952
TOTAL SUPER RETAIL		4,216,853
Technology - 0.8%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.7032% 2/16/28 (g)(h)(i)	589,062	563,144
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.5756% 2/15/29 (g)(h)(i)	3,343,504	2,989,093
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (h)(i)(j)	568,116	507,896
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 6.6095% 7/6/29 (g)(h)(i)	345,000	331,711
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.3653% 4/4/26 (g)(h)(i)	940,306	866,257
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1153% 8/27/25 (g)(h)(i)	463,581	448,514
TOTAL TECHNOLOGY		5,706,615
Telecommunications - 0.4%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10% 5/31/25 (g)(h)(i)	3,558,601	2,525,503
Utilities - 0.7%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.8653% 8/1/25 (g)(h)(i)	770,000	749,426
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.125% 6/23/25 (g)(h)(i)	4,160,224	3,970,934
TOTAL UTILITIES		4,720,360
TOTAL BANK LOAN OBLIGATIONS (Cost $49,843,736)		44,074,187

Other - 0.7%
	Shares	Value ($)
Other - 0.7%
Fidelity Direct Lending Fund, LP (b)(k) (Cost $4,617,217)		4,588,031

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (l) (Cost $26,525,899)	26,520,595	26,525,899

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $834,159,135)	700,203,523
NET OTHER ASSETS (LIABILITIES) - 1.1%	7,506,014
NET ASSETS - 100.0%	707,709,537

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,948,516 or 2.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $498,074,022 or 70.4% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Non-income producing
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $568,116 and $507,896, respectively.

(k)	Affiliated Fund
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Direct Lending Fund, LP	12/09/21 - 9/30/22	4,617,218
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	649,253
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	1,120,884

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	19,357,047	286,474,851	279,305,999	288,909	-	-	26,525,899	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	-	39,445,396	39,445,396	30,211	-	-	-	0.0%
Total	19,357,047	325,920,247	318,751,395	319,120	-	-	26,525,899

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	1,504,067	3,113,181	-	170,253	(30)	(29,187)	4,588,031
	1,504,067	3,113,181	-	170,253	(30)	(29,187)	4,588,031

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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